Schedule of Funding Available From Operations and Other Sources (Details) - USD ($)	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Accrued liabilities	$ 41,897,303	$ 53,152,185
Players liability account	331,528	388,587
Lease obligation	587,551	572,148
Long-term debt	9,037,068
Promissory notes payable	821,948	3,818,920
Convertible debt	914,427
Less than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable	10,403,665
Accrued liabilities	5,722,470
Players liability account	331,528
Lease obligation	222,583
Long-term debt	96,664
Promissory notes payable	821,948
Convertible debt	914,428
One to two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Lease obligation	364,968
Long-term debt
Promissory notes payable
Convertible debt	2,097,127
Two to five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Lease obligation
Long-term debt
Promissory notes payable
Convertible debt	$ 6,939,941